Statement of cash flows, additional disclosures	14 Months Ended
Dec. 31, 2022
Statement of cash flows [abstract]
Notes to the Consolidated Statement of Cash Flows	Notes to the consolidated statement of cash flows
As at December 31, 2022, the Company had cash on hand of $110.6 million (October 31, 2022: $269.3 million) and cash equivalents in the form of short term guaranteed investment certificates of $407.3 million (October 31, 2022: $309.0 million).

Changes in liabilities arising from financing activities comprise the following:

For the two months ended December 31,				2022
	Lease liabilities	Restoration provisions	Convertible debt	Conversion feature of convertible debt
Balance, beginning of the period	$51.8	$0.4	$244.6	$43.9
Cash changes:
Repayments of lease liabilities	(0.5)	—	—	—
Total changes from financing cash flows	(0.5)	—	—	—
Non-cash changes:
New leases	1.8	—	—	—
Accrued interest and accretion	—	—	(6.6)	—
Foreign exchange gain or (loss)	0.8	—	—	—
Fair value gain/loss on conversion feature of convertible debt	—	—	—	(21.4)
Accrued interest paid in kind	—	—	12.4	—
Total non-cash changes	$2.6	$—	$5.8	$(21.4)
Balance, end of the period	$53.9	$0.4	$250.4	$22.5